Interest Rate Benchmark Reform (Tables)	6 Months Ended
Jun. 30, 2023
Interest Rate Benchmark Reform [Abstract]
Schedule of Amounts Affected by IBOR Reform
The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 30 June 2023 and 31 December 2022 affected by IBOR reform that have yet to transition to an alternative benchmark interest rate as provided internally to key management personnel.

			30 June 2023
	GBP(2) LIBOR	USD(2) LIBOR	Total
	£m	£m	£m
Assets
Financial assets at amortised cost	7	1	8
	7	1	8
Liabilities
Derivatives(1)	—	49	49
	—	49	49

			31 December 2022
Assets
Derivatives(1)	—	1,665	1,665
Financial assets at amortised cost	76	245	321
	76	1,910	1,986
Liabilities
Derivatives(1)	66	1,846	1,912
Financial liabilities at amortised cost	—	2,491	2,491
	66	4,337	4,403
Off-balance sheet commitments given	2	—	2
(1) Many of the Santander UK group's derivatives subject to IBOR reform are standard ISDA contracts and are subject to supplementary ISDA fallback provisions which became effective on 25 January 2021.
(2) Settings for GBP, JPY & NOK LIBOR & 1-week and 2-month USD LIBOR ceased on 31 December 2021 and for EONIA on 3 January 2022. For certain legacy contracts, while 1-month, 3-month and 6-month settings for JPY LIBOR ceased on 31 December 2022 and 1-month and 6-month synthetic GBP LIBOR settings ceased on 31 March 2023, the 3-month synthetic GBP LIBOR setting has been extended until the end of March 2024. Overnight, and 12-month USD LIBOR settings ceased on 30 June 2023. For certain legacy contracts, 1-month, 3-month and 6-month synthetic USD LIBOR settings will cease on 30 September 2024.

Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties
The table below shows the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

	30 June 2023		31 December 2022
	USD LIBOR	Total	USD LIBOR	Total
	£m	£m	£m	£m
Total notional value of hedging instruments
–Cash flow hedges	—	—	2,906	2,906
–Fair value hedges	—	—	178	178
	—	—	3,084	3,084
Maturing after cessation date(1)
–Cash flow hedges	—	—	2,906	2,906
–Fair value hedges	—	—	178	178
	—	—	3,084	3,084
(1) Overnight and 12-month USD LIBOR settings ceased on 30 June 2023. For certain legacy contracts, 1-month, 3-month and 6-month synthetic USD LIBOR settings will cease at the end of September 2024.